Stock-Based Compensation - Additional Information (Details) (USD $)	12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Oct. 16, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 13, 2014	Nov. 03, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options outstanding			0	0
Share-based payment award, accelerated vesting, number						91.50%
Enova LTIP | Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense	$ 100,000
Share based compensation units vesting term	The awards granted in connection with the distribution included (a) restricted stock units and (b) stock options to purchase Company stock, and these awards were granted on December 13, 2014, the 30th day following the Spin-off and will vest over a period of four years and three years, respectively.
Compensation expenses net of tax	89,000
Unrecognized compensation cost	8,500,000
Unrecognized compensation expense recognition period	3 years 9 months 18 days
Outstanding RSUs aggregate intrinsic value	12,200,000
Enova LTIP | Restricted Stock Units | Non employee
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense		100,000
Share based compensation units vesting period	12 months
Enova LTIP | Restricted Stock Units | Employee
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation units vesting period	4 years
Enova LTIP | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense	200,000
Share based compensation units vesting period	3 years
Compensation expenses net of tax	100,000
Unrecognized compensation cost	8,100,000
Unrecognized compensation expense recognition period	3 years
Risk-free interest rate	1.40%
Expected life (years)	4 years 6 months
Expected volatility	40.20%
Expected dividend yield	0.00%
Stock options outstanding	1,425,196
Weighted average fair value of options granted	$ 8.11
Outstanding stock options aggregate intrinsic value	0
Cash America LTIP | Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense	400,000		200,000	100,000
Compensation expenses net of tax	$ 200,000		$ 200,000	$ 92,000
Share-based payment award, accelerated vesting, number					91.50%
Cash America LTIP | Restricted Stock Units | Chief Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation units vesting period					2 years